Income Taxes (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax [Line Items]
Enterprise income tax	(0.14%)	(0.02%)	0.45%
Retained earnings	¥ 0	¥ 0	¥ 0
United States
Income Tax [Line Items]
Applicable income tax rate	27.98%	27.98%	27.98%
PRC
Income Tax [Line Items]
Enterprise income tax	25.00%
Preferential tax rate	15.00%	15.00%	15.00%
HNTE status review period	3 years
Percentage of tax deductible expenses engaged in R&D activities			200.00%
Percentage of withholding tax on foreign investors, non-resident enterprises	10.00%